Financial Instruments and Financial Risk Management (Details) - Schedule of Financial instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Long-term deposits	$ 21	$ 65
Liabilities:
Lease liabilities	217	562	$ 663
Accounts payable and accruals	4,517	4,058
IIA liability		182
Short-term bank loans	1,606
Long-term loans	1,223
Derivative financial instruments	26	488
Total liabilities	7,589	5,290
Financial assets at amortized cost [Member]
Assets:
Cash and cash equivalents	3,290	3,828
Accounts receivable (excluding prepaid expenses)	2,236	1,848
Short-term restricted deposits	560
Long-term restricted deposits	127	84
Long-term deposits	21	65
Total assets	6,234	5,825
Liabilities at fair value through profit or loss [Member]
Liabilities:
Lease liabilities
Accounts payable and accruals
IIA liability
Short-term bank loans
Long-term loans
Derivative financial instruments	26	488
Total liabilities	26	488
Financial liabilities at amortized cost [Member]
Liabilities:
Lease liabilities	217	562
Accounts payable and accruals	4,517	4,058
IIA liability		182
Short-term bank loans	1,606
Long-term loans	1,223
Derivative financial instruments
Total liabilities	$ 7,563	$ 4,802